Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net loss per share Diluted	$ (0.38)	$ (0.22)	$ (0.76)	$ (2.93)	$ (3.32)	$ (1.02)
Weighted average number of shares outstanding, Diluted	15,873,113	15,873,113	15,873,113	15,221,900	15,384,704	11,921,292